United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2019

Date of Reporting Period: Quarter ended 03/31/2019

Item 1.	Schedule of Investments

Federated Government Money Fund II
Portfolio of Investments
March 31, 2019 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—40.3%
$500,000	[1]	Federal Farm Credit System Discount Notes, 2.580%—2.680%, 8/23/2019 - 12/12/2019	$492,718
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.379% (1-month USLIBOR -0.110%), 4/27/2019	500,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.404% (1-month USLIBOR -0.085%), 4/1/2019	499,999
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.410%—2.419% (1-month USLIBOR -0.080%), 4/13/2019 - 4/27/2019	499,984
750,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.427%—2.434% (1-month USLIBOR -0.065%), 4/12/2019 - 4/29/2019	749,969
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.430% (1-month USLIBOR -0.060%), 4/4/2019	299,995
300,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.460% (1-month USLIBOR -0.025%), 4/24/2019	299,998
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.462% (1-month USLIBOR -0.030%), 4/9/2019	250,000
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.477% (1-month USLIBOR -0.010%), 4/20/2019	500,000
400,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.490% (1-month USLIBOR +0.000%), 4/4/2019	399,986
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.494% (1-month USLIBOR +0.005%), 4/27/2019	249,990
500,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.498% (1-month USLIBOR +0.000%), 4/13/2019	500,000
200,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.535% (Effective Fed Funds +0.125%), 4/1/2019	199,981
250,000	[2]	Federal Farm Credit System Floating Rate Notes, 2.550% (Secured Overnight Financing Rate +0.120%), 4/1/2019	250,000
700,000		Federal Farm Credit System Notes, 2.470%, 4/2/2020	699,825
5,300,000	[1]	Federal Home Loan Bank System Discount Notes, 2.359%—2.455%, 4/5/2019 - 10/15/2019	5,260,464
2,050,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.357%—2.365% (1-month USLIBOR -0.125%), 4/4/2019 - 4/21/2019	2,050,000
900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.357% (1-month USLIBOR -0.135%), 4/9/2019	900,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.370% (1-month USLIBOR -0.115%), 4/25/2019	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.370% (1-month USLIBOR -0.120%), 4/4/2019	500,000
1,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.376% (1-month USLIBOR -0.105%), 4/19/2019	1,200,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.407% (1-month USLIBOR -0.085%), 4/9/2019	1,000,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.412% (1-month USLIBOR -0.070%), 4/18/2019	200,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.418% (1-month USLIBOR -0.080%), 4/26/2019	500,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.422%—2.433% (1-month USLIBOR -0.060%), 4/11/2019 - 4/18/2019	750,000
200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.426% (1-month USLIBOR -0.065%), 4/8/2019	200,000
1,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.432%—2.440% (1-month USLIBOR -0.050%), 4/3/2019 - 4/19/2019	1,750,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.433%—2.437% (1-month USLIBOR -0.055%), 4/12/2019 - 4/20/2019	750,000
750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.450% (1-month USLIBOR -0.045%), 4/28/2019	750,000
1,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.450% (Secured Overnight Financing Rate +0.020%), 4/1/2019	1,250,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.455% (Secured Overnight Financing Rate +0.025%), 4/1/2019	500,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.456% (3-month USLIBOR -0.340%), 4/9/2019	500,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.460% (Secured Overnight Financing Rate +0.030%), 4/1/2019	1,000,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.462% (1-month USLIBOR -0.025%), 4/20/2019	500,000
2,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.464%—2.486% (3-month USLIBOR -0.275%), 4/22/2019 - 5/7/2019	2,200,000
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.468% (3-month USLIBOR -0.160%), 5/28/2019	499,979
400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.469%—2.485% (3-month USLIBOR -0.140%), 6/19/2019 - 6/26/2019	400,052
500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.470% (Secured Overnight Financing Rate +0.040%), 4/1/2019	500,000
1,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.483%—2.508% (3-month USLIBOR -0.300%), 4/3/2019 - 4/10/2019	1,800,000
600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.483% (3-month USLIBOR -0.295%), 4/16/2019	600,000
1,400,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.486% (3-month USLIBOR -0.265%), 4/29/2019	1,400,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.512% (3-month USLIBOR -0.185%), 5/10/2019	250,000
1,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.586% (3-month USLIBOR -0.210%), 4/9/2019	1,000,000
250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 2.611% (3-month USLIBOR -0.150%), 4/22/2019	250,000
3,500,000		Federal Home Loan Bank System, 1.125%—2.580%, 5/20/2019 - 3/30/2020	3,498,482
1,200,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 2.460%, 9/3/2019	1,187,290
2,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 2.590% (Secured Overnight Financing Rate +0.160%), 4/1/2019	2,000,000

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$900,000		Federal National Mortgage Association, 1.000%, 8/28/2019 - 10/24/2019	$893,480
		TOTAL GOVERNMENT AGENCIES	43,432,192
		U.S. TREASURY—7.9%
		U.S. Treasury Bills—1.4%
800,000	[1]	United States Treasury Bills, 2.415%, 4/18/2019	799,088
750,000	[1]	United States Treasury Bills, 2.465%—2.468%, 2/27/2020	732,944
		TOTAL	1,532,032
		U.S. Treasury Notes—6.5%
200,000		United States Treasury Notes, 1.375%, 3/31/2020	197,677
1,000,000		United States Treasury Notes, 1.500%, 10/31/2019	993,742
250,000		United States Treasury Notes, 1.875%, 12/31/2019	248,779
950,000		United States Treasury Notes, 3.375%, 11/15/2019	954,967
500,000		United States Treasury Notes, 3.625%, 8/15/2019	501,855
200,000	[2]	United States Treasury Floating Rate Notes, 2.457% (91-day T-Bill +0.033%), 4/2/2019	200,017
1,200,000	[2]	United States Treasury Floating Rate Notes, 2.469% (91-day T-Bill +0.045%), 4/2/2019	1,198,801
2,700,000	[2]	United States Treasury Floating Rate Notes, 2.539% (91-day T-Bill +0.115%), 4/2/2019	2,698,088
		TOTAL	6,993,926
		TOTAL U.S. TREASURIES	8,525,958
		REPURCHASE AGREEMENTS—51.8%
20,000,000		Interest in $400,000,000 joint repurchase agreement 2.650%, dated 3/29/2019 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $400,088,333 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2049 and the market value of those underlying securities was $410,305,832.	20,000,000
1,000,000		Interest in $500,000,000 joint repurchase agreement 2.450%, dated 3/5/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,020,833 on 4/5/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2069 and the market value of those underlying securities was $514,261,189.	1,000,000
10,000,000		Interest in $450,000,000 joint repurchase agreement 2.630%, dated 3/29/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,098,625 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $463,500,000.	10,000,000
20,000,000		Interest in $100,000,000 joint repurchase agreement 2.670%, dated 3/29/2019 under which Pershing LLC will repurchase securities provided as collateral for $100,022,250 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2053 and the market value of those underlying securities was $102,175,524.	20,000,000
4,860,000		Interest in $3,000,000,000 joint repurchase agreement 2.670%, dated 3/29/2019 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,667,500 on 4/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2048 and the market value of those underlying securities was $3,060,680,850.	4,860,000
		TOTAL REPURCHASE AGREEMENTS	55,860,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)	107,818,150
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(14,878)
		TOTAL NET ASSETS—100%	$107,803,272
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2019.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its net asset value per share.

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of March 31, 2019, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2019